Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

31.Subsequent events

On January 12, 2021, the Company announced that it intended to implement a normal course issuer bid (“NCIB”) through the facilities of the Toronto Stock Exchange (“TSX”) or alternative trading systems. Pursuant to the NCIB, PyroGenesis may purchase, from time to time, over a period of 12 months starting January 14, 2021 and ending January 13, 2022, up to 5,000,000 common shares (approximately 3.14% of its common shares issued and outstanding as of January 4, 2021). On any given day, during the NCIB, PyroGenesis may only purchase up to 83,342 common shares, which is equivalent to 25% of the Average Daily Trading Volume of 333,370 calculated based on the trading volumes on the TSX from November 20, 2020 (being the first day PyroGenesis was listed on the TSX) to December 31, 2020. Purchases under the NCIB may commence as of January 14, 2021 and will end on the earlier of: (i) January 13, 2022; or (ii) the date on which the Company has purchased the maximum number of common shares to be acquired under the NCIB. The actual number of common shares which will be purchased, and the timing of such purchases, will be determined by the Company, and the price which the Company will pay for the common shares will be the market price at the time of the purchase. The common shares purchased under the NCIB will be cancelled.

On January 11, 2021 the Company entered into a lease agreement for an additional 31,632 sq. ft. in Montreal, Quebec, Canada. The term of the lease is five years commencing on May 1, 2021 and ending on April 30, 2026. There are two five-year options to renew the term of this lease.

Between January 1, 2021  and March 30, 2021, the Company issued 5,149,935 common shares upon the exercise of 5,149,935 warrants for total proceeds of $7,354,091. The Company also issued 191,414 common shares upon the exercise of 191,414 compensation options with an exercise price of $3.60 for total proceeds of $689,090 and 11,000 common shares upon exercise of 11,000 stock options with an exercise price of $0.58 for total proceeds of $6,380.

On March 10, 2021, the Company had delivered the acceleration notice  to accelerate the expiry date of  warrants that were issued on November 10, 2020 to April 14, 2021 – see note 20 of the 2020 Financial Statements.

On March 10, 2021, the Company announced that its application to list its Common Shares on the NASDAQ had been approved. Trading commenced on March 11, 2021, under the ticker symbol "PYR". The Common Shares ceased trading on the OTCQB at the close of markets on March 10, 2021. In connection with the listing of Common Shares on NASDAQ, the Company became subject to public company reporting obligations in the United States.